Summary of Accounting Policies - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Effect on consolidated financial statements resulted in an addition to foreign currency translation reserve	$ 14,300,000
Unsecured amount payable payment period	30 days	30 days
Sales	$ 90,683		$ 68,613	$ 59,061
Percentage of cash amount equal to eligible research and development expenditures	43.50%	43.50%
Australian Domiciled Subsidiary
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary	100.00%	100.00%
Leasehold Improvements
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	8 years	8 years
Bottom of Range
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Other receivable collection period	30 days	30 days
Bottom of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	3 years	3 years
Top of Range
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Other receivable collection period	60 days	60 days
Top of Range | Research and Development Tax Incentive Scheme
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Sales		$ 20,000,000
Top of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives	10 years	10 years